UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

May
Date of reporting period:
November 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia High Yield Municipal Fund
Class A / LHIAX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 42	0.81% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 517,784,052
Total number of portfolio holdings	268
Portfolio turnover for the reporting period	15%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Colorado	9.2%
Wisconsin	9.0%
Florida	8.5%
Illinois	7.2%
Texas	6.3%
Puerto Rico	6.3%
California	6.1%
New York	5.0%
Ohio	3.8%
Virginia	3.2%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Municipal Fund
Class C / CHMCX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 73	1.41% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 517,784,052
Total number of portfolio holdings	268
Portfolio turnover for the reporting period	15%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Colorado	9.2%
Wisconsin	9.0%
Florida	8.5%
Illinois	7.2%
Texas	6.3%
Puerto Rico	6.3%
California	6.1%
New York	5.0%
Ohio	3.8%
Virginia	3.2%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Municipal Fund
Institutional Class / SRHMX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 32	0.61% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 517,784,052
Total number of portfolio holdings	268
Portfolio turnover for the reporting period	15%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Colorado	9.2%
Wisconsin	9.0%
Florida	8.5%
Illinois	7.2%
Texas	6.3%
Puerto Rico	6.3%
California	6.1%
New York	5.0%
Ohio	3.8%
Virginia	3.2%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Municipal Fund
Institutional 2 Class / CHMYX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 31	0.59% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 517,784,052
Total number of portfolio holdings	268
Portfolio turnover for the reporting period	15%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Colorado	9.2%
Wisconsin	9.0%
Florida	8.5%
Illinois	7.2%
Texas	6.3%
Puerto Rico	6.3%
California	6.1%
New York	5.0%
Ohio	3.8%
Virginia	3.2%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Municipal Fund
Institutional 3 Class / CHHYX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 29	0.55% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 517,784,052
Total number of portfolio holdings	268
Portfolio turnover for the reporting period	15%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Colorado	9.2%
Wisconsin	9.0%
Florida	8.5%
Illinois	7.2%
Texas	6.3%
Puerto Rico	6.3%
California	6.1%
New York	5.0%
Ohio	3.8%
Virginia	3.2%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Municipal Fund
Class S / SRHDX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of October 2, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 10 (a)	0.62% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Key Fund Statistics
Fund net assets	$ 517,784,052
Total number of portfolio holdings	268
Portfolio turnover for the reporting period	15%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Colorado	9.2%
Wisconsin	9.0%
Florida	8.5%
Illinois	7.2%
Texas	6.3%
Puerto Rico	6.3%
California	6.1%
New York	5.0%
Ohio	3.8%
Virginia	3.2%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia High Yield Municipal Fund
Semiannual Financial Statements and Additional Information
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia High Yield Municipal Fund | 2024

Portfolio of Investments
November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.3%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 0.3%
City of New York(a),(b)
Unlimited General Obligation Bonds
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	3.250%	1,000,000	1,000,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	3.250%	750,000	750,000
Total			1,750,000
Total Floating Rate Notes (Cost $1,750,000)			1,750,000

Municipal Bonds 96.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alaska 0.5%
Northern Tobacco Securitization Corp.(c)
Refunding Revenue Bonds
Series 2021B-2
06/01/2066	0.000%	20,725,000	2,779,985
Arizona 2.5%
Arizona Industrial Development Authority(d),(e)
Revenue Bonds
Legacy Cares, Inc. Project
Series 2020
07/01/2050	0.000%	3,000,000	90,000
Series 2021A
07/01/2051	0.000%	500,000	15,000
Arizona Industrial Development Authority(d)
Revenue Bonds
Pinecrest Academy of Northern Nevada Project
Series 2022
07/15/2029	4.500%	2,500,000	2,427,864
Industrial Development Authority of the County of Pima (The)(d)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2057	4.000%	4,000,000	3,321,093
Revenue Bonds
La Posada at Pusch Ridge Project
Series 2022
11/15/2057	7.000%	1,000,000	1,093,379
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	1,500,000	1,502,790
Series 2018
02/15/2048	5.000%	1,000,000	1,002,751
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2024
07/01/2044	4.250%	600,000	572,393
Maricopa County Industrial Development Authority(d)
Refunding Revenue Bonds
Sun Valley Academy Project
Series 2024A
07/01/2063	6.750%	1,000,000	1,054,623
Sierra Vista Industrial Development Authority(d)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2059	5.000%	2,000,000	2,001,018
Total			13,080,911
Arkansas 0.4%
Arkansas Development Finance Authority(f)
Revenue Bonds
Green Bonds - United States Steel Corp. Project
Series 2023
05/01/2053	5.700%	2,000,000	2,125,565
California 6.1%
California County Tobacco Securitization Agency(c)
Refunding Revenue Bonds
Capital Allocation
Subordinated Series 2020B-2
06/01/2055	0.000%	5,000,000	980,173
California Infrastructure & Economic Development Bank(b),(d),(f)
Revenue Bonds
Brightline West Passenger Rail Project
Series 2024 (Mandatory Put 08/15/25)
01/01/2050	8.000%	6,000,000	6,182,793
California Municipal Finance Authority(d)
Revenue Bonds
Catalyst Impact Fund Housing
Series 2024
01/01/2039	6.000%	2,000,000	2,113,946
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority(d),(e),(f)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,835,000	36,700
California Public Finance Authority
Revenue Bonds
The James
Series 2024A
06/01/2059	6.375%	3,000,000	2,971,471
CMFA Special Finance Agency(d)
Revenue Bonds
Junior Bonds - Latitude33
Series 2021A
12/01/2045	4.000%	2,000,000	1,649,849
Junior Bonds - Solana at Grand
Series 2021A-2
08/01/2045	4.000%	4,965,000	4,361,649
CSCDA Community Improvement Authority(d)
Revenue Bonds
Social Bonds - Mezzanine Lien - Westgate Phase 1-Pasadena
Series 2021
06/01/2057	4.000%	2,000,000	620,733
Social Bonds - Millennium South Bay-Hawthorne
Series 2021
07/01/2058	4.000%	3,000,000	2,136,236
Golden State Tobacco Securitization Corp.(c)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	14,275,000	1,596,196
Hastings Campus Housing Finance Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2061	5.000%	1,000,000	942,340
Hastings Campus Housing Finance Authority(c),(d)
Revenue Bonds
Green Bonds
Subordinated Series 2020A
07/01/2061	0.000%	3,000,000	1,466,027
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2039	6.500%	5,000,000	6,497,412
Total			31,555,525
Colorado 9.2%
Aerotropolis Regional Transportation Authority
Revenue Bonds
Series 2021
12/01/2052	4.375%	2,500,000	2,288,068
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arista Metropolitan District
Limited General Obligation Refunding Bonds
Subordinated Series 2023B
12/15/2039	8.250%	1,000,000	1,045,709
Aurora Crossroads Metropolitan District No. 2
Limited General Obligation Bonds
Senior Series 2020A
12/01/2050	5.000%	1,000,000	960,395
Senior Limited General Obligation Bonds
Series 2020A
12/01/2040	5.000%	880,000	880,734
Canyons Metropolitan District No. 5
Limited General Obligation Refunding Bonds
Subordinated Series 2024B
12/15/2054	6.500%	1,250,000	1,307,252
Colorado Bridge Enterprise(f)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,000,000	5,453,420
Colorado Educational & Cultural Facilities Authority(d)
Refunding Revenue Bonds
New Summit Charter Academy Project
Series 2021
07/01/2061	4.000%	1,940,000	1,478,513
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	3,250,000	3,035,060
Revenue Bonds
NJH-SJH Center for Outpatient Health Project
Series 2019
01/01/2045	3.000%	5,000,000	4,137,378
Eagle Brook Meadows Metropolitan District No. 3(g)
Limited General Obligation Bonds
Series 2021
12/01/2051	5.000%	1,500,000	1,389,894
Fiddlers Business Improvement District(d)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	3,000,000	3,114,079
Lanterns Metropolitan District No. 2(g)
Limited General Obligation Bonds
Series 2021A
12/01/2050	4.500%	2,830,000	2,302,772
Mineral Business Improvement District(d)
Limited General Obligation Bonds
Series 2024A
12/01/2054	5.750%	1,250,000	1,280,644
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Peak Metropolitan District No. 3(c)
Limited General Obligation Bonds
Capital Appreciation
Series 2022
12/01/2052	0.000%	2,000,000	1,235,277
Prairie Center Metropolitan District No. 3
Limited General Obligation Bonds
Series 2024B
12/15/2046	5.875%	1,000,000	1,088,265
Limited General Obligation Refunding Bonds
Series 2024A
12/15/2046	5.875%	1,000,000	1,088,265
Rampart Range Metropolitan District No. 5
Revenue Bonds
Series 2021
12/01/2051	4.000%	2,500,000	2,171,913
RRC Metropolitan District No. 2(g)
Limited General Obligation Bonds
Series 2021
12/01/2051	5.250%	2,500,000	2,261,564
Sagebrush Farm Metropolitan District No. 1
Limited General Obligation Bonds
Series 2022A
12/01/2052	6.750%	2,000,000	2,135,098
Senac South Metropolitan District No. 1(g)
Limited General Obligation Bonds
Series 2021A
12/01/2051	5.250%	3,000,000	2,688,241
Sky Ranch Community Authority Board
Limited General Obligation Bonds
Series 2022A
12/01/2052	5.750%	1,250,000	1,251,872
Sterling Ranch Community Authority Board
Refunding Revenue Bonds
Series 2022A
12/01/2053	6.750%	2,000,000	2,135,458
Special Assessment Bonds
Special Improvement District No. 1
Series 2024
12/01/2043	5.625%	1,000,000	1,044,445
Waterfront at Foster Lake Metropolitan District No. 2(g)
Revenue Bonds
Series 2022
12/01/2028	4.625%	2,000,000	1,958,835
Total			47,733,151
Connecticut 0.6%
Connecticut State Health & Educational Facility Authority(d)
Revenue Bonds
Church Home of Hartford, Inc. Project
Series 2016
09/01/2053	5.000%	1,750,000	1,694,389
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Stamford Housing Authority(d),(g)
Revenue Bonds
The Dogwoods Project
BAN Series 2022
12/01/2027	11.000%	1,000,000	1,198,260
Total			2,892,649
District of Columbia 0.9%
District of Columbia
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2049	4.000%	680,000	638,214
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	4,275,000	4,070,974
Total			4,709,188
Florida 8.5%
Capital Trust Agency, Inc.(d),(e),(h),(i)
Revenue Bonds
1st Mortgage - Tapestry Walden Senior Housing Project
Series 2017
07/01/2052	0.000%	3,400,000	204,000
Capital Trust Agency, Inc.(d),(e)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2050	0.000%	3,550,000	958,500
Capital Trust Agency, Inc.(d)
Revenue Bonds
WFCS Portfolio Projects
Series 2021A
01/01/2031	3.300%	250,000	238,495
01/01/2056	5.000%	1,000,000	998,328
Capital Trust Agency, Inc.(c),(d)
Subordinated
07/01/2061	0.000%	30,000,000	2,232,465
Capital Trust Authority(d)
Revenue Bonds
IPS Enterprises, Inc.
Series 2023A
06/15/2058	6.375%	700,000	737,722
Capital Trust Authority(d),(f),(j)
Revenue Bonds
MVM Landfill LLC Project
Series 2024
12/01/2044	6.875%	1,000,000	1,035,068
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Pompano Beach
Revenue Bonds
John Knox Village Project
Series 2021A
09/01/2056	4.000%	1,835,000	1,561,444
City of Tampa(c)
Revenue Bonds
Series 2020A
09/01/2053	0.000%	1,800,000	471,043
County of Miami-Dade(c)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/2041	0.000%	10,000,000	4,996,976
County of Osceola Transportation(c)
Refunding Revenue Bonds
Osceola Parkway Toll Facility
Series 2019A-2
10/01/2049	0.000%	1,700,000	507,078
Series 2020A-2
10/01/2046	0.000%	3,175,000	1,126,881
Series 2020A-2 (AGM)
10/01/2051	0.000%	2,000,000	536,099
Florida Development Finance Corp.(b),(d),(f)
Refunding Revenue Bonds
Brightline Florida Passenger Rail Project
Series 2024 (Mandatory Put 07/15/28)
07/15/2032	12.000%	1,500,000	1,600,274
Florida Development Finance Corp.(d)
Refunding Revenue Bonds
Mayflower Retirement Community Project (The)
Series 2021
06/01/2055	4.000%	1,500,000	1,153,829
Renaissance Charter School
Series 2020
09/15/2050	5.000%	2,200,000	2,086,777
Revenue Bonds
Discovery High School Project
Series 2020
06/01/2055	5.000%	2,000,000	1,427,597
Renaissance Charter School
Series 2015
06/15/2046	6.125%	4,900,000	4,924,937
The Henry Project
Series 2024A1
06/01/2059	5.250%	1,000,000	1,014,849
Lee County Industrial Development Authority
Revenue Bonds
Cypress Cove at HealthPark Florida, Inc. Project
Series 2022
10/01/2057	5.250%	3,000,000	2,798,651
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai Residences of Boca Raton
Series 2022
06/01/2056	4.250%	4,000,000	3,478,798
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates, Inc.
Series 2019
01/01/2055	5.000%	2,615,000	2,617,550
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2049	5.500%	1,225,000	1,224,300
Seminole County Industrial Development Authority(d)
Revenue Bonds
Galileo Schools for Gifted Learning Project
Series 2021
06/15/2051	4.000%	830,000	709,798
06/15/2056	4.000%	1,410,000	1,179,494
Village Community Development District No. 15(d)
Special Assessment Bonds
Series 2023
05/01/2054	5.250%	2,500,000	2,596,256
Series 2024
05/01/2055	4.800%	1,500,000	1,511,996
Westridge Community Development District
Special Assessment Bonds
Series 2005
05/01/2037	5.800%	285,000	285,212
Total			44,214,417
Georgia 1.3%
Atlanta Development Authority (The)(d)
Tax Allocation Bonds
Westside Gulch Area Project
Series 2024A
04/01/2034	5.000%	2,250,000	2,301,631
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	1,500,000	1,500,209
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2053	6.375%	3,000,000	3,043,275
Total			6,845,115
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Idaho 1.0%
Avimor Community Infrastructure District No. 1(d)
Special Assessment Bonds
Assessment Area Five
Series 2024
09/01/2053	5.875%	1,407,000	1,474,929
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	4,000,000	3,491,191
Total			4,966,120
Illinois 7.2%
Chicago Board of Education(d)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,000,000	3,206,181
Chicago Board of Education
Unlimited General Obligation Bonds
Project
Series 2015C
12/01/2039	5.250%	2,000,000	1,999,994
Series 2012A
12/01/2042	5.000%	1,000,000	994,864
Series 2016B
12/01/2046	6.500%	1,500,000	1,548,553
Series 2018D
12/01/2046	5.000%	5,000,000	4,940,676
Series 2022A
12/01/2047	4.000%	6,000,000	5,111,993
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	3,235,000	3,353,471
Unlimited General Obligation Refunding Bonds
Series 2007F
01/01/2042	5.500%	1,000,000	999,961
Du Page County Special Service Area No. 31
Special Tax Bonds
Monarch Landing Project
Series 2006
03/01/2036	5.625%	547,000	547,181
Illinois Finance Authority(d)
Refunding Revenue Bonds
DePaul College Prep Foundation
Series 2023
08/01/2053	5.625%	1,000,000	1,071,093
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	1,200,000	1,136,889
Metropolitan Pier & Exposition Authority(c)
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2022
12/15/2037	0.000%	2,700,000	1,635,797
06/15/2038	0.000%	3,000,000	1,770,056
State of Illinois
Unlimited General Obligation Bonds
Series 2018A
05/01/2041	5.000%	3,910,000	4,036,397
Series 2020
05/01/2039	5.500%	570,000	621,461
05/01/2045	5.750%	750,000	822,314
Series 2022A
03/01/2047	5.500%	2,700,000	2,936,534
Village of Lincolnshire
Special Tax Bonds
Sedgebrook Project
Series 2004
03/01/2034	6.250%	458,000	458,413
Total			37,191,828
Indiana 0.1%
Indianapolis Local Public Improvement Bond Bank
Revenue Bonds
Convention Center Hotel
Series 2023
03/01/2053	6.000%	500,000	544,003
Iowa 2.6%
Iowa Finance Authority
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2021
05/15/2053	4.000%	4,000,000	3,314,829
Series 2023
05/15/2053	7.500%	2,000,000	2,250,641
Iowa Tobacco Settlement Authority(c)
Refunding Revenue Bonds
Series 2021B-2
06/01/2065	0.000%	50,000,000	7,740,780
Total			13,306,250
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kansas 0.7%
City of Overland Park(e)
Revenue Bonds
Prairiefire-Lionsgate Project
Series 2012
12/15/2032	6.000%	6,000,000	1,920,000
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Legends Village West Project
Series 2006
10/01/2028	4.875%	1,955,000	1,946,045
Total			3,866,045
Kentucky 0.6%
City of Henderson(d),(f)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2052	4.700%	3,000,000	2,996,784
Louisiana 1.4%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2034	5.000%	25,000	25,694
Louisiana Public Facilities Authority(d)
Refunding Revenue Bonds
Lake Charles Charter Academy
Series 2024
12/15/2043	5.000%	1,500,000	1,520,861
Louisiana Public Facilities Authority(f)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	1,420,000	1,420,841
Parish of St. James(d)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	3,750,000	4,146,897
Total			7,114,293
Maryland 0.5%
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2050	4.000%	2,700,000	2,365,374
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts 1.1%
Massachusetts Development Finance Agency(d)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2046	5.125%	2,000,000	2,063,339
Merrimack College Student Housing Project
Series 2024
07/01/2054	5.000%	1,200,000	1,223,663
07/01/2060	5.000%	1,000,000	1,012,049
Massachusetts Educational Financing Authority(f)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	1,500,000	1,425,515
Total			5,724,566
Michigan 0.8%
Michigan Finance Authority(c)
Refunding Revenue Bonds
Senior Series 2020B-2 Class 2
06/01/2065	0.000%	37,500,000	4,182,926
Minnesota 1.1%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	314,352
05/01/2051	5.000%	1,500,000	888,964
City of Deephaven(d)
Refunding Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2024
06/15/2061	6.125%	1,500,000	1,529,736
City of Minneapolis
Revenue Bonds
Hennepin Schools Project
Series 2021
07/01/2051	4.000%	1,550,000	1,147,157
St. Cloud Housing & Redevelopment Authority(k)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	3.806%	2,230,000	1,755,918
Total			5,636,127
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri 1.4%
Kansas City Industrial Development Authority(d)
Revenue Bonds
Historic Northeast Redevelopment Plan
Series 2024
06/01/2054	5.000%	1,250,000	1,252,984
Platte Purchase Project
Series 2019A
07/01/2040	5.000%	1,600,000	1,503,094
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2050	5.250%	1,500,000	1,340,832
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrews Residence for Seniors
Series 2015
12/01/2045	5.125%	3,000,000	2,895,664
Total			6,992,574
Nevada 1.1%
City of Reno(c),(d)
Refunding Revenue Bonds
Retrac-Reno Transportation Rail Access Corridor Project
Series 2018
07/01/2058	0.000%	12,500,000	1,896,051
State of Nevada Department of Business & Industry(d)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2045	5.125%	2,515,000	2,521,091
Series 2018A
12/15/2048	5.000%	1,500,000	1,499,982
Total			5,917,124
New Hampshire 2.7%
New Hampshire Business Finance Authority
Revenue Bonds
Highlands Project (The)
Series 2024
12/15/2030	5.125%	3,000,000	3,000,264
New Hampshire Business Finance Authority(d)
Revenue Bonds
Series 2024
12/15/2035	5.375%	1,000,000	1,005,515
Silverado Project
Series 2024
12/01/2028	5.000%	2,000,000	2,003,968
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tamarron Project
Series 2024
12/01/2035	5.250%	2,000,000	2,000,962
The Vista Project
Series 2019A
07/01/2054	5.750%	3,750,000	3,769,750
Valencia Project
Series 2024
12/01/2032	5.300%	2,000,000	2,011,553
Total			13,792,012
New Jersey 1.2%
Camden County Improvement Authority (The)
Revenue Bonds
Social Bonds - Cooper Norcross Academy
Series 2022
06/15/2062	6.000%	1,000,000	1,073,748
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	1,000,000	1,161,084
Middlesex County Improvement Authority(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,250,000	12
New Jersey Economic Development Authority(f)
Revenue Bonds
UMM Energy Partners LLC
Series 2012A
06/15/2043	5.125%	2,000,000	2,000,229
Passaic County Improvement Authority (The)
Revenue Bonds
Paterson Arts and Science Charter School Project
Series 2023
07/01/2053	5.375%	1,000,000	1,044,384
07/01/2058	5.500%	1,000,000	1,048,424
Total			6,327,881
New York 4.7%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2043	6.000%	4,330,000	4,331,894
Build NYC Resource Corp.(d)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	605,000	611,651
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2062	5.750%	500,000	527,636
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	1,750,000	1,537,321
Nassau County Tobacco Settlement Corp.(c)
Asset-Backed Revenue Bonds
Capital Appreciation
Third Series 2006D
06/01/2060	0.000%	25,000,000	1,644,082
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	1,500,000	1,486,452
New York Transportation Development Corp.(f)
Refunding Revenue Bonds
John F. Kennedy International Airport Project
Series 2020
08/01/2036	5.375%	1,250,000	1,317,756
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2045	4.375%	2,500,000	2,432,774
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	1,300,000	1,359,588
Series 2024
06/30/2060	5.500%	1,400,000	1,495,595
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	1,000,000	1,081,860
Oneida Indian Nation of New York(d)
Revenue Bonds
Series 2024B
09/01/2043	6.000%	700,000	773,240
Suffolk Regional Off-Track Betting Co.
Revenue Bonds
Series 2024
12/01/2053	6.000%	1,500,000	1,573,939
Westchester County Local Development Corp.(d)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	4,000,000	4,018,979
Total			24,192,767
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina 0.7%
North Carolina Medical Care Commission
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,500,000	1,310,950
North Carolina Turnpike Authority(c)
Revenue Bonds
Triangle Expressway System Appropriation
Series 2019
01/01/2049	0.000%	2,500,000	911,357
North Carolina Turnpike Authority
Revenue Bonds
Triangle Expressway System Senior Lien Turnpike
Series 2019
01/01/2055	4.000%	1,400,000	1,298,273
Total			3,520,580
North Dakota 0.5%
City of Horace
Unlimited General Obligation Refunding Bonds
Series 2024C
05/01/2050	5.000%	1,500,000	1,549,790
North Dakota Housing Finance Agency
Revenue Bonds
Series 2024C
07/01/2051	4.800%	1,000,000	1,013,963
Total			2,563,753
Ohio 3.8%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	9,270,000	8,487,433
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	500,000	444,916
12/01/2049	5.125%	1,875,000	1,561,742
Hickory Chase Community Authority(d)
Refunding Revenue Bonds
Hickory Chase Project
Series 2019
12/01/2040	5.000%	1,320,000	1,322,097
Lake County Port & Economic Development Authority(d),(e)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	0.000%	5,600,000	154,560
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio Air Quality Development Authority(f)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	500,000	468,677
Ohio Housing Finance Agency
Revenue Bonds
Series 2024
09/01/2054	4.700%	5,000,000	5,116,897
Port of Greater Cincinnati Development Authority
Tax Allocation Bonds
RBM Phase 3 Garage Project
Series 2024
12/01/2055	5.125%	1,000,000	1,022,466
Summit County Development Finance Authority
Revenue Bonds
University of Akron Parking Project
Series 2023
12/01/2058	6.000%	1,000,000	1,101,798
Total			19,680,586
Oregon 0.3%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2052	5.000%	1,000,000	956,276
State of Oregon Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2018C
07/01/2043	3.950%	745,000	731,498
Total			1,687,774
Pennsylvania 1.8%
Allentown Neighborhood Improvement Zone Development Authority(d)
Revenue Bonds
City Center Project
Subordinated Series 2022
05/01/2042	5.250%	2,900,000	2,927,178
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2053	5.000%	1,900,000	1,793,519
Northampton County Industrial Development Authority
Refunding Revenue Bonds
Morningstar Senior Living, Inc. Project
Series 2019
11/01/2049	5.000%	1,600,000	1,462,980
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(b)
Refunding Revenue Bonds
PPL Energy Supply LLC Project
Series 2024 (Mandatory Put 06/01/27)
12/01/2037	5.250%	500,000	509,560
Pennsylvania Economic Development Financing Authority(d),(e)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	2,750,000	825,000
Pennsylvania Economic Development Financing Authority(f)
Revenue Bonds
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2061	6.000%	1,500,000	1,659,427
Total			9,177,664
Puerto Rico 6.3%
Commonwealth of Puerto Rico(c),(l)
Revenue Notes
Series 2022
11/01/2051	0.000%	2,705,866	1,724,989
Subordinated Series 2022
11/01/2043	0.000%	2,083,631	1,286,642
Commonwealth of Puerto Rico(l)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2033	4.000%	503,640	501,618
07/01/2035	4.000%	452,705	447,542
07/01/2037	4.000%	388,540	381,173
07/01/2041	4.000%	528,266	508,268
07/01/2046	4.000%	1,719,389	1,637,216
Puerto Rico Commonwealth Aqueduct & Sewer Authority(d),(l)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	6,000,000	6,185,255
Puerto Rico Electric Power Authority(e),(l)
Revenue Bonds
Series 2007TT
07/01/2037	0.000%	2,000,000	1,045,000
Series 2010XX
07/01/2040	0.000%	7,870,000	4,112,075
Puerto Rico Sales Tax Financing Corp.(c),(l)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	41,000,000	13,814,868
Puerto Rico Sales Tax Financing Corp.(l)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	1,000,000	1,003,992
Total			32,648,638
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina 1.7%
Patriots Energy Group Financing Agency
Refunding Revenue Bonds
Series 2023B-1 (Mandatory Put 03/01/31)
02/01/2054	5.250%	1,000,000	1,089,973
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/2043	5.000%	750,000	663,687
05/01/2048	5.125%	1,500,000	1,311,459
South Carolina Public Service Authority
Revenue Bonds
Santee Cooper
Series 2022A
12/01/2047	4.000%	6,000,000	5,925,934
Total			8,991,053
Tennessee 0.4%
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2059	5.750%	2,750,000	1,873,777
Texas 6.3%
Angelina & Neches River Authority(d),(f)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	7.500%	2,250,000	897,394
Arlington Higher Education Finance Corp.
Refunding Revenue Bonds
Legacy Traditional Schools
Series 2021
02/15/2056	4.500%	2,330,000	1,842,021
Revenue Bonds
Brooks Academies of Texas
Series 2021
01/15/2051	5.000%	2,625,000	2,456,601
Arlington Higher Education Finance Corp.(d)
Revenue Bonds
Basis Texas Charter Schools, Inc.
Series 2024
06/15/2059	4.875%	1,000,000	1,000,089
06/15/2064	5.000%	1,200,000	1,202,227
Magellan International School
Series 2022
06/01/2062	6.375%	1,750,000	1,834,726
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston(j)
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2039	5.500%	4,000,000	4,316,517
City of Houston Airport System(f)
Revenue Bonds
United Airlines, Inc. Terminal E Project
Series 2021A
07/01/2041	4.000%	1,000,000	953,999
United Airlines, Inc. Terminal Improvement Projects
Series 2021
07/15/2041	4.000%	1,850,000	1,764,744
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas
Series 2015
08/15/2045	5.750%	3,500,000	3,539,109
Clifton Higher Education Finance Corp.(d)
Revenue Bonds
Valor Education
Series 2024A
06/15/2044	5.750%	750,000	757,684
06/15/2054	6.000%	1,000,000	1,008,000
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-1
12/31/2030	7.250%	3,500,000	3,499,626
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	1,000,000	1,000,000
Series 2015A
07/01/2047	5.000%	1,000,000	1,000,000
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-2
12/31/2030	0.000%	621,177	394,856
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	1,630,000	912,800
Series 2016A-1
07/01/2046	0.000%	950,000	763,353
New Hope Cultural Education Facilities Finance Corp.(d)
Revenue Bonds
Cumberland Academy Project
Series 2020A
08/15/2050	5.000%	1,000,000	989,873
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2046	5.000%	1,000,000	968,976
Tarrant County Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,000,000	1,650,000
Total			32,752,595
Utah 1.9%
Black Desert Public Infrastructure District(d)
Limited General Obligation Bonds
Senior Bonds
Series 2021A
03/01/2051	4.000%	3,000,000	2,561,477
Downtown East Streetcar Sewer Public Infrastructure District(d)
Limited General Obligation Bonds
Series 2022A
03/01/2053	6.000%	2,000,000	2,019,588
Red Bridge Public Infrastructure District No. 1(d),(g)
Limited General Obligation Bonds
Subordinated Series 2021B
08/15/2051	7.375%	600,000	495,223
UIPA Crossroads Public Infrastructure District(d)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	3,000,000	2,941,935
Utah Charter School Finance Authority(d)
Revenue Bonds
Ascent Academies Charter Schools
Series 2022
06/15/2057	5.000%	2,000,000	1,793,685
Total			9,811,908
Virginia 3.2%
City of Chesapeake Expressway Toll Road(k)
Refunding Revenue Bonds
Transportation System
Series 2012
07/15/2040	4.875%	7,530,000	7,797,204
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2048	5.000%	735,000	736,308
07/01/2051	5.000%	1,200,000	1,200,122
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
James City County Economic Development Authority
Revenue Bonds
Williamsburg Landing
Series 2024A
12/01/2058	6.875%	1,500,000	1,669,025
Tobacco Settlement Financing Corp.
Revenue Bonds
Senior Series 2007B-1
06/01/2047	5.000%	3,000,000	2,859,501
Virginia Small Business Financing Authority
Refunding Revenue Bonds
LifeSpire of Virginia
Series 2024
12/01/2054	5.500%	2,000,000	2,124,722
Total			16,386,882
Washington 2.7%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,295,000	3,265,898
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,250,000	1,264,899
12/01/2045	6.250%	2,500,000	2,508,687
Tacoma Consolidated Local Improvement Districts
Special Assessment Bonds
No. 65
Series 2013
04/01/2043	5.750%	985,000	984,611
Washington State Housing Finance Commission(d)
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	2,000,000	2,037,114
Refunding Revenue Bonds
Seattle Academy of Arts and Sciences Project
Series 2023
07/01/2053	6.125%	375,000	413,238
07/01/2059	6.250%	320,000	353,547
07/01/2063	6.375%	375,000	415,614
Revenue Bonds
Parkshore Juanita Bay Project
Series 2024
01/01/2053	5.750%	1,000,000	1,000,642
01/01/2059	5.875%	1,065,000	1,067,298
Transforming Age Projects
Series 2019A
01/01/2055	5.000%	1,000,000	918,039
Total			14,229,587
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin 9.0%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2054	5.000%	2,665,000	2,555,758
WakeMed Hospital
Series 2019A
10/01/2049	4.000%	4,310,000	4,129,439
Revenue Bonds
Series 2023A
07/01/2062	5.750%	2,385,484	2,540,303
Public Finance Authority(d)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2017
05/15/2052	5.250%	2,300,000	2,298,604
Revenue Bonds
Astro Texas Land Projects
Series 2024
12/15/2028	5.500%	2,000,000	2,006,694
Bonnie Cone Classical Academy
Series 2024
06/15/2059	5.625%	2,000,000	2,013,513
Bridgewater Project
RAN Series 2024
12/15/2030	5.625%	1,500,000	1,503,300
Candela Project
Series 2023
12/15/2029	6.125%	1,500,000	1,501,710
Mater Academy of Nevada - East Las Vegas Campus Project
Series 2024
12/15/2054	5.000%	2,000,000	2,001,453
Mayfair Project
RAN Series 2024A-4
11/15/2032	5.500%	1,500,000	1,504,455
Nolina & Sorella Projects
RAN Series 2024
12/15/2032	5.500%	1,490,000	1,485,146
Promenade Apartments
Series 2024
02/01/2039	6.250%	1,000,000	1,038,771
Signorelli Projects
Series 2024
12/15/2032	5.375%	2,000,000	2,003,021
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	2,500,000	2,495,877
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Public Finance Authority(d),(f),(j)
Refunding Revenue Bonds
Million Air Three LLC General Aviation Facilities Project
Series 2024
09/01/2046	6.250%	250,000	258,889
Public Finance Authority(d),(j)
Refunding Revenue Bonds
Million Air Three LLC General Aviation Facilities Project
Series 2024
09/01/2054	9.750%	750,000	796,284
Public Finance Authority(c),(d)
Revenue Bonds
Lariat Project
Series 2023
09/01/2029	0.000%	2,000,000	1,433,559
Public Finance Authority(c),(d),(h)
Revenue Bonds
Subordinated Series 2023B
07/01/2062	0.000%	2,000,000	1,470,360
Wisconsin Center District(c)
Prerefunded 12/15/30 Revenue Bonds
Junior Dedicated
Series 2020 (AGM)
12/15/2060	0.000%	3,490,000	869,413
Revenue Bonds
Junior Dedicated
Series 2020 (AGM)
12/15/2060	0.000%	14,510,000	2,847,853
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Cedar Crest, Inc. Project
Series 2022
04/01/2057	5.125%	3,000,000	2,828,893
St. Camillus Health System, Inc.
Series 2019
11/01/2054	5.000%	3,000,000	2,738,404
Revenue Bonds
Dickson Hollow Phase II Project
Series 2024
10/01/2059	6.125%	1,400,000	1,451,214
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,000,000	2,994,478
Total			46,767,391
Total Municipal Bonds (Cost $543,083,089)			501,145,368
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)

Money Market Funds 2.4%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.737%(m)	12,370,636	12,371,873
Total Money Market Funds (Cost $12,370,636)		12,371,873
Total Investments in Securities (Cost $557,203,725)		515,267,241
Other Assets & Liabilities, Net		2,516,811
Net Assets		$517,784,052
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of November 30, 2024.

(c)	Zero coupon bond.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2024, the total value of these securities amounted to $168,823,918, which represents 32.61% of total net assets.

(e)	Represents a security in default.
(f)	Income from this security may be subject to alternative minimum tax.
(g)	Cash flow bond. Interest rate represents the stated coupon rate at November 30, 2024. Income on this security, if any, is derived from the cash flow of the issuer.
(h)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2024, the total value of these securities amounted to $1,674,360, which represents 0.32% of total net assets.

(i)	Valuation based on significant unobservable inputs.
(j)	Represents a security purchased on a when-issued basis.
(k)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2024.

(l)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At November 30, 2024, the total value of these securities amounted to $32,648,638, which represents 6.31% of total net assets.

(m)	The rate shown is the seven-day current annualized yield at November 30, 2024.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
RAN	Revenue Anticipation Note
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Fair value measurements   (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	1,750,000	—	1,750,000
Municipal Bonds	—	500,941,368	204,000	501,145,368
Money Market Funds	12,371,873	—	—	12,371,873
Total Investments in Securities	12,371,873	502,691,368	204,000	515,267,241
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund  | 2024

Statement of Assets and Liabilities
November 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $557,203,725)	$515,267,241
Cash	17,661
Receivable for:
Capital shares sold	1,836,538
Dividends	22,432
Interest	9,594,438
Expense reimbursement due from Investment Manager	1,686
Prepaid expenses	5,336
Deferred compensation of board members	181,200
Other assets	13,778
Total assets	526,940,310
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	6,250,585
Capital shares redeemed	699,370
Distributions to shareholders	1,947,404
Management services fees	15,181
Distribution and/or service fees	2,542
Transfer agent fees	22,287
Compensation of chief compliance officer	43
Compensation of board members	1,419
Other expenses	6,268
Deferred compensation of board members	211,159
Total liabilities	9,156,258
Net assets applicable to outstanding capital stock	$517,784,052
Represented by
Paid in capital	601,259,164
Total distributable earnings (loss)	(83,475,112)
Total - representing net assets applicable to outstanding capital stock	$517,784,052
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2024

Statement of Assets and Liabilities (continued)
November 30, 2024 (Unaudited)
Class A
Net assets	$152,262,116
Shares outstanding	16,144,587
Net asset value per share	$9.43
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.72
Class C
Net assets	$20,447,024
Shares outstanding	2,168,116
Net asset value per share	$9.43
Institutional Class
Net assets	$231,315,772
Shares outstanding	24,528,802
Net asset value per share	$9.43
Institutional 2 Class
Net assets	$13,332,666
Shares outstanding	1,414,729
Net asset value per share	$9.42
Institutional 3 Class
Net assets	$81,248,063
Shares outstanding	8,592,744
Net asset value per share	$9.46
Class S
Net assets	$19,178,411
Shares outstanding	2,033,645
Net asset value per share	$9.43
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund  | 2024

Statement of Operations
Six Months Ended November 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$47,085
Interest	12,719,795
Total income	12,766,880
Expenses:
Management services fees	1,347,054
Distribution and/or service fees
Class A	145,102
Class C	82,964
Transfer agent fees
Class A	54,449
Advisor Class	5,680
Class C	7,783
Institutional Class	81,289
Institutional 2 Class	3,677
Institutional 3 Class	2,158
Class S	2,165
Custodian fees	6,818
Printing and postage fees	11,379
Registration fees	61,813
Accounting services fees	17,707
Legal fees	34,421
Compensation of chief compliance officer	43
Compensation of board members	7,589
Deferred compensation of board members	4,111
Other	11,803
Total expenses	1,888,005
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(151,916)
Expense reduction	(240)
Total net expenses	1,735,849
Net investment income	11,031,031
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,556,106)
Futures contracts	(3,907)
Net realized loss	(3,560,013)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	30,658,693
Net change in unrealized appreciation (depreciation)	30,658,693
Net realized and unrealized gain	27,098,680
Net increase in net assets resulting from operations	$38,129,711
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
Operations
Net investment income	$11,031,031	$23,982,925
Net realized loss	(3,560,013)	(15,697,015)
Net change in unrealized appreciation (depreciation)	30,658,693	21,543,846
Net increase in net assets resulting from operations	38,129,711	29,829,756
Distributions to shareholders
Net investment income and net realized gains
Class A	(3,489,837)	(6,264,847)
Advisor Class	(377,442)	(529,284)
Class C	(436,044)	(787,241)
Institutional Class	(5,429,483)	(9,728,974)
Institutional 2 Class	(340,338)	(587,634)
Institutional 3 Class	(2,081,860)	(4,497,686)
Class S	(145,475)	—
Total distributions to shareholders	(12,300,479)	(22,395,666)
Increase (decrease) in net assets from capital stock activity	16,035,121	(51,520,104)
Total increase (decrease) in net assets	41,864,353	(44,086,014)
Net assets at beginning of period	475,919,699	520,005,713
Net assets at end of period	$517,784,052	$475,919,699
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	November 30, 2024 (Unaudited)		May 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	2,415,978	22,591,325	2,825,064	24,887,061
Distributions reinvested	351,812	3,291,086	670,666	5,867,054
Shares redeemed	(1,933,489)	(18,033,348)	(5,607,036)	(49,150,725)
Net increase (decrease)	834,301	7,849,063	(2,111,306)	(18,396,610)
Advisor Class
Shares sold	612,462	5,772,583	1,356,562	11,748,779
Distributions reinvested	34,679	324,138	60,324	529,284
Shares redeemed	(2,133,981)	(19,960,665)	(1,060,070)	(9,209,614)
Net increase (decrease)	(1,486,840)	(13,863,944)	356,816	3,068,449
Class C
Shares sold	193,744	1,810,386	577,342	5,104,613
Distributions reinvested	46,071	430,912	87,953	769,671
Shares redeemed	(365,432)	(3,418,678)	(1,005,298)	(8,778,829)
Net decrease	(125,617)	(1,177,380)	(340,003)	(2,904,545)
Institutional Class
Shares sold	5,259,885	49,188,649	7,492,578	65,118,251
Distributions reinvested	518,674	4,851,967	995,255	8,712,235
Shares redeemed	(5,008,882)	(47,006,110)	(9,062,035)	(78,325,498)
Net increase (decrease)	769,677	7,034,506	(574,202)	(4,495,012)
Institutional 2 Class
Shares sold	243,432	2,231,249	686,761	6,052,647
Distributions reinvested	36,429	340,338	67,107	587,548
Shares redeemed	(279,565)	(2,618,714)	(840,639)	(7,237,653)
Net increase (decrease)	296	(47,127)	(86,771)	(597,458)
Institutional 3 Class
Shares sold	533,543	4,989,197	1,624,085	14,221,958
Distributions reinvested	15,437	144,901	23,747	209,041
Shares redeemed	(880,275)	(8,235,880)	(4,853,732)	(42,625,927)
Net decrease	(331,295)	(3,101,782)	(3,205,900)	(28,194,928)
Class S
Shares sold	2,080,336	19,778,307	—	—
Distributions reinvested	15,522	145,397	—	—
Shares redeemed	(62,213)	(581,919)	—	—
Net increase	2,033,645	19,341,785	—	—
Total net increase (decrease)	1,694,167	16,035,121	(5,961,366)	(51,520,104)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 11/30/2024 (Unaudited)	$8.94	0.20	0.51	0.71	(0.22)	(0.22)
Year Ended 5/31/2024	$8.79	0.41	0.13	0.54	(0.39)	(0.39)
Year Ended 5/31/2023	$9.72	0.38	(0.90)	(0.52)	(0.41)	(0.41)
Year Ended 5/31/2022	$11.04	0.37	(1.31)	(0.94)	(0.38)	(0.38)
Year Ended 5/31/2021	$9.96	0.36	1.08	1.44	(0.36)	(0.36)
Year Ended 5/31/2020	$10.74	0.42	(0.77)	(0.35)	(0.43)	(0.43)
Class C
Six Months Ended 11/30/2024 (Unaudited)	$8.94	0.17	0.52	0.69	(0.20)	(0.20)
Year Ended 5/31/2024	$8.79	0.36	0.12	0.48	(0.33)	(0.33)
Year Ended 5/31/2023	$9.72	0.33	(0.90)	(0.57)	(0.36)	(0.36)
Year Ended 5/31/2022	$11.04	0.30	(1.30)	(1.00)	(0.32)	(0.32)
Year Ended 5/31/2021	$9.96	0.30	1.07	1.37	(0.29)	(0.29)
Year Ended 5/31/2020	$10.74	0.35	(0.77)	(0.42)	(0.36)	(0.36)
Institutional Class
Six Months Ended 11/30/2024 (Unaudited)	$8.94	0.21	0.51	0.72	(0.23)	(0.23)
Year Ended 5/31/2024	$8.79	0.43	0.12	0.55	(0.40)	(0.40)
Year Ended 5/31/2023	$9.73	0.40	(0.91)	(0.51)	(0.43)	(0.43)
Year Ended 5/31/2022	$11.05	0.39	(1.31)	(0.92)	(0.40)	(0.40)
Year Ended 5/31/2021	$9.96	0.38	1.09	1.47	(0.38)	(0.38)
Year Ended 5/31/2020	$10.75	0.44	(0.78)	(0.34)	(0.45)	(0.45)
Institutional 2 Class
Six Months Ended 11/30/2024 (Unaudited)	$8.94	0.21	0.50	0.71	(0.23)	(0.23)
Year Ended 5/31/2024	$8.78	0.43	0.13	0.56	(0.40)	(0.40)
Year Ended 5/31/2023	$9.72	0.40	(0.91)	(0.51)	(0.43)	(0.43)
Year Ended 5/31/2022	$11.04	0.39	(1.30)	(0.91)	(0.41)	(0.41)
Year Ended 5/31/2021	$9.95	0.39	1.08	1.47	(0.38)	(0.38)
Year Ended 5/31/2020	$10.74	0.44	(0.77)	(0.33)	(0.46)	(0.46)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2024 (Unaudited)	$9.43	8.02%	0.88%	0.81% (c)	4.29%	15%	$152,262
Year Ended 5/31/2024	$8.94	6.27%	0.88% (d)	0.82% (c),(d)	4.71%	16%	$136,936
Year Ended 5/31/2023	$8.79	(5.29% )	0.87% (d)	0.83% (c),(d)	4.25%	14%	$153,077
Year Ended 5/31/2022	$9.72	(8.75% )	0.86% (d)	0.85% (c),(d)	3.39%	30%	$170,634
Year Ended 5/31/2021	$11.04	14.64%	0.87% (e)	0.85% (c),(e)	3.41%	22%	$182,125
Year Ended 5/31/2020	$9.96	(3.41% )	0.88% (d),(e)	0.87% (c),(d),(e)	3.98%	46%	$164,388
Class C
Six Months Ended 11/30/2024 (Unaudited)	$9.43	7.70%	1.47%	1.41% (c)	3.69%	15%	$20,447
Year Ended 5/31/2024	$8.94	5.64%	1.48% (d)	1.42% (c),(d)	4.12%	16%	$20,515
Year Ended 5/31/2023	$8.79	(5.86% )	1.47% (d)	1.43% (c),(d)	3.65%	14%	$23,141
Year Ended 5/31/2022	$9.72	(9.30% )	1.52% (d)	1.45% (c),(d)	2.77%	30%	$31,324
Year Ended 5/31/2021	$11.04	13.94%	1.62% (e)	1.47% (c),(e),(f)	2.80%	22%	$38,720
Year Ended 5/31/2020	$9.96	(4.04% )	1.63% (d),(e)	1.52% (c),(d),(e),(f)	3.34%	46%	$42,578
Institutional Class
Six Months Ended 11/30/2024 (Unaudited)	$9.43	8.13%	0.67%	0.61% (c)	4.48%	15%	$231,316
Year Ended 5/31/2024	$8.94	6.49%	0.68% (d)	0.62% (c),(d)	4.93%	16%	$212,493
Year Ended 5/31/2023	$8.79	(5.20% )	0.67% (d)	0.63% (c),(d)	4.41%	14%	$213,810
Year Ended 5/31/2022	$9.73	(8.56% )	0.66% (d)	0.65% (c),(d)	3.58%	30%	$435,400
Year Ended 5/31/2021	$11.05	14.97%	0.67% (e)	0.66% (c),(e)	3.61%	22%	$497,969
Year Ended 5/31/2020	$9.96	(3.31% )	0.68% (d),(e)	0.67% (c),(d),(e)	4.19%	46%	$481,793
Institutional 2 Class
Six Months Ended 11/30/2024 (Unaudited)	$9.42	8.03%	0.65%	0.59%	4.52%	15%	$13,333
Year Ended 5/31/2024	$8.94	6.63%	0.66% (d)	0.60% (d)	4.95%	16%	$12,641
Year Ended 5/31/2023	$8.78	(5.19% )	0.65% (d)	0.61% (d)	4.47%	14%	$13,181
Year Ended 5/31/2022	$9.72	(8.54% )	0.63% (d)	0.61% (d)	3.54%	30%	$15,596
Year Ended 5/31/2021	$11.04	15.03%	0.64% (e)	0.62% (e)	3.64%	22%	$27,815
Year Ended 5/31/2020	$9.95	(3.28% )	0.64% (d),(e)	0.63% (d),(e)	4.13%	46%	$15,702
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2024 (Unaudited)	$8.97	0.21	0.52	0.73	(0.24)	(0.24)
Year Ended 5/31/2024	$8.81	0.43	0.14	0.57	(0.41)	(0.41)
Year Ended 5/31/2023	$9.75	0.41	(0.91)	(0.50)	(0.44)	(0.44)
Year Ended 5/31/2022	$11.07	0.40	(1.31)	(0.91)	(0.41)	(0.41)
Year Ended 5/31/2021	$9.98	0.39	1.09	1.48	(0.39)	(0.39)
Year Ended 5/31/2020	$10.77	0.45	(0.78)	(0.33)	(0.46)	(0.46)
Class S
Six Months Ended 11/30/2024 (Unaudited)(g)	$9.56	0.07	(0.13)(h)	(0.06)	(0.07)	(0.07)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)
Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.

(f)
Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

	5/31/2021	5/31/2020
Class C	0.03%	0.10%

(g)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(h)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2024 (Unaudited)	$9.46	8.15%	0.61%	0.55%	4.56%	15%	$81,248
Year Ended 5/31/2024	$8.97	6.67%	0.61% (d)	0.55% (d)	4.94%	16%	$80,024
Year Ended 5/31/2023	$8.81	(5.11% )	0.60% (d)	0.55% (d)	4.61%	14%	$106,856
Year Ended 5/31/2022	$9.75	(8.46% )	0.58% (d)	0.57% (d)	3.69%	30%	$3,572
Year Ended 5/31/2021	$11.07	15.05%	0.59% (e)	0.57% (e)	3.69%	22%	$2,838
Year Ended 5/31/2020	$9.98	(3.21% )	0.59% (d),(e)	0.58% (d),(e)	4.26%	46%	$2,170
Class S
Six Months Ended 11/30/2024 (Unaudited)(g)	$9.43	(0.60% )	0.73%	0.62%	4.69%	15%	$19,178
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2024

Notes to Financial Statements
November 30, 2024 (Unaudited)
Note 1. Organization
Columbia High Yield Municipal Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Columbia High Yield Municipal Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of
Columbia High Yield Municipal Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Columbia High Yield Municipal Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
At November 30, 2024, the Fund had no outstanding derivatives.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(3,907)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended November 30, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — short	2,248,346
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia High Yield Municipal Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.54% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2024 was 0.54% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Columbia High Yield Municipal Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended November 30, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Advisor Class	0.04 (a)
Class C	0.07
Institutional Class	0.07
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class S	0.08

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2024, these minimum account balance fees reduced total expenses of the Fund by $240.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.60% of the average daily net assets attributable to Class C shares of the Fund.
Columbia High Yield Municipal Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended November 30, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	38,809
Class C	—	1.00 (b)	72

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2024 through September 30, 2025 (%)	Prior to October 1, 2024 (%)
Class A	0.82	0.82
Class C	1.42	1.42
Institutional Class	0.62	0.62
Institutional 2 Class	0.59	0.60
Institutional 3 Class	0.55	0.55
Class S	0.62	—
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Columbia High Yield Municipal Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
At November 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
557,204,000	15,474,000	(57,411,000)	(41,937,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(11,241,428)	(28,060,988)	(39,302,416)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $78,323,372 and $72,170,544, respectively, for the six months ended November 30, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended November 30, 2024.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate
Columbia High Yield Municipal Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended November 30, 2024.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of

Columbia High Yield Municipal Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At November 30, 2024, affiliated shareholders of record owned 24.4% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid
Columbia High Yield Municipal Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia High Yield Municipal Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia High Yield Municipal Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Columbia High Yield Municipal Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.

Columbia High Yield Municipal Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia High Yield Municipal Fund  | 2024

Columbia High Yield Municipal Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR161_05_R01_(01/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	January 22, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	January 22, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	January 22, 2025